Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net loss	$ (22,454)	$ (7,693)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	129	95
Accretion on marketable securities	(215)
Non-cash share-based compensation	2,047	235
Unrealized foreign exchange (gains) losses	(1,657)
Changes in operating assets and liabilities:
Deferred research and development tax credit receivable	(3,004)	(1,551)
Prepaid expenses and other current assets	(1,223)	67
Accounts payable	204	1,702
Accrued expenses and other liabilities	2,016	1,443
Net cash used in operating activities	(24,157)	(5,702)
Cash flows from investing activities:
Purchases of property and equipment	(163)	(55)
Purchases of available-for-sale securities	(69,582)
Net cash used in investing activities	(69,745)	(55)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares, net of issuance costs	1	63,418
Net cash provided by financing activities	1	63,418
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	6,131	1,801
Net decrease in cash, cash equivalents, and restricted cash	(87,770)	59,462
Cash, cash equivalents, and restricted cash beginning of period	129,404	10,122
Cash, cash equivalents, and restricted cash, end of period	$ 41,634	$ 69,584